Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 4—Marketable Securities

The following table presents the carrying amounts and estimated fair values of financial instruments not measured at fair value in the condensed consolidated balance sheets as they are considered held-to-maturity securities. The fair value of marketable securities is determined using observable inputs, such as quoted prices in active markets for similar assets or quoted prices in markets that are not active for identical or similar assets and would be classified as Level 2.

The Company’s investments by type consisted of the following (in thousands):

	September 30, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Assets
U.S. Government securities	$146,647	$21	$—	$146,668
Commercial paper	142,377	—	(5)	142,372
Corporate debt securities	15,457	—	(3)	15,454

Total	$304,481	$21	$(8)	$304,494

As marketable securities are considered held-to-maturity, the unrealized gains are not recorded within the condensed consolidated financial statements. The Company had no marketable securities as of December 31, 2019.

Note 4—Marketable Securities

The following table presents the carrying amounts and estimated fair values of financial instruments not measured at fair value in the consolidated balance sheets as they are considered held-to-maturity securities. The fair value of marketable securities is determined using observable inputs, such as quoted prices in active markets for similar assets or quoted prices in markets that are not active for identical or similar assets and would be classified as Level 2.

The Company’s investments by type consisted of the following (in thousands):

	DECEMBER 31, 2018
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Assets
U.S. Government securities	$68,851	$—	$(17)	$68,834

Total	$68,851	$—	$(17)	$68,834

As marketable securities are considered held-to-maturity, the unrealized losses are not recorded within the consolidated financial statements. During the year ended 2019, all of the Company’s outstanding marketable securities matured and as such, the marketable securities balance as of December 31, 2019 was zero.